Company information	6 Months Ended
Jun. 30, 2026
Company information.
Company information

Note 1.    Company information

1.1	Company information

Inventiva S.A. is a public limited company registered and domiciled in France. Its head office is located at 50 rue de Dijon, 21121 Daix. The consolidated ﬁnancial statements of the company Inventiva include Inventiva S.A. and its subsidiary Inventiva Inc., created in January 2021 (together, “Inventiva” or the “Company”).

Inventiva’s ordinary shares have been listed on compartment B of Euronext Paris regulated market since February 2017 and Inventiva’s American Depositary Shares (“ADSs”), each representing one ordinary share, have been listed on the Nasdaq Global Market since July 2020.

Inventiva is a clinical-stage biopharmaceutical company focused on the research and development of oral small molecule therapies for the treatment of metabolic dysfunction-associated steatohepatitis (“MASH”).

Leveraging its expertise and experience in the domain of compounds targeting nuclear receptors, transcription factors and epigenetic modulation, Inventiva is currently evaluating its product candidate lanifibranor, a novel pan-PPAR agonist, in the NATiV3 pivotal Phase III clinical trial for the treatment of adult patients with MASH, a common and progressive liver disease. In 2020, the Company announced positive topline data from its Phase IIb clinical trial evaluating lanifibranor for the treatment of patients with MASH and announced that the U.S. Food and Drug Administration (“FDA”) had granted the Company the status of Breakthrough Therapy and Fast Track designation for the development of lanifibranor for the treatment of MASH. The Company initiated the pivotal Phase III trial of lanifibranor in MASH (“NATiV3”) in the second half of 2021. In March 2024, the Company announced positive results from its Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH and Type 2 Diabetes (“T2D”) (“LEGEND”).

In April 2025, Inventiva announced the completion of patient enrollment in its NATiV3 trial with the randomization of the last patient in the main cohort. The publication of the topline results of the NATiV3 trial is targeted for the fourth quarter of 2026. If the results are positive and subject to regulatory approval, the Company targets the potential New Drug Application (“NDA”) submission for lanifibranor in the first half of 2027, with a view to potential commercialization in 2028.

1.2	Significant events in the first six months of 2026

1.2.1 Governance

Appointments to Leadership Team in Preparation for Phase 3 lanifibranor Data Readout

On April 22, 2026, the Company announced the strengthening of its leadership team with the appointment of Axel-Sven Malkomes as Chief Financial Officer, Susan Coles as Chief Legal Officer, and Pamela Herbster as Chief People Officer.

These recruitments are intended to support the Company’s organizational build-out ahead of the expected top-line data readout from NATiV3, and the potential subsequent regulatory filings and commercialization activities.

In connection with these appointments, Jean Volatier, previously Chief Financial Officer, transitioned to the role of EVP Finance & Corporate Social Responsibility.

Appointment of three independent members to the Board of Directors

At the general meeting of June 30, 2026, the Company’s shareholders appointed Dr. Barbara Krebs-Pohl, Dr. Anne Prener and Ms. Camilla Soenderby as independent members of its Board of Directors, effective June 30, 2026. These appointments strengthen the Board with significant expertise in biotechnology, clinical development, commercialization and corporate governance, supporting the Company’s continued development of lanifibranor. Ms. Annick Schwebig resigned from the Board of Directors prior to the general meeting.

1.2.2 Combined transaction

Comprehensive refinancing transaction announced on June 2, 2026

In June 2026, the Company announced and executed a comprehensive refinancing transaction to fund the continued development and potential commercialization of lanifibranor.

The transaction comprised three components:

(i)	An Equity Offering;
(ii)	Transactions with the European Investment Bank (“EIB”) (the “EIB Transactions”); and
(iii)	Debt Financing Transaction,

the “Combined Transaction”.

Each of these components is described in further detail below.

The accounting treatment of the transactions is described in Note 4.9 – Debt, Derivatives and Royalty Certificates liabilities.

(i)	Equity Offering

On June 2, 2026, the Company announced an offering of 27,272,727 ADSs, each representing one ordinary share, at a public offering price of $4.40 (€3.7781)[8] per ADS (the “Equity Offering”). The settlement occurred on June 5, 2026.

The Equity Offering generated aggregate gross proceeds of $120.0 million (€103.0 million)[9]. After deducting underwriting discounts and commissions and offering expenses payable by the Company of $9.1 million (€7.8 million), the net proceeds from the Equity Offering amounted to $110.9 million (€95.3 million).

The Equity Offering resulted in an increase in share capital and share premium for the corresponding net proceeds amount as of June 30, 2026, with the transaction fees deducted from the premiums.

(ii)	EIB Transactions

On June 1, 2026 (the “EIB Transactions Execution Date”), the Company entered into a master agreement with the EIB (the “EIB Master Agreement”) providing for:

(a)

Repayment of an existing EUR 50 million EIB loan outstanding under the Finance Contract dated May 16, 2022 (the “Finance Contract”): on June 12, 2026  (the “EIB Completion Date”), the Company prepaid in full the outstanding principal and accrued interest under the Finance Contract, for an aggregate amount of €62.2 million. Pursuant to the EIB Master Agreement, the EIB waived the early prepayment fees that would otherwise have been due under the Finance Contract.

As of December 31, 2025, both tranches of the EIB loan (“EIB Tranche A” and “EIB Tranche B”) qualified as financial liabilities, measured at amortized cost under IFRS 9 and the corresponding amounts recognized amounted to:

-	EIB Tranche A principal (including capitalized interest): €27.9 million, and
-	EIB Tranche B principal (including capitalized interest): €17.4 million.

[8] The exchange rate on the pricing date (June 1, 2026) was 1.1646 dollar for one euro.

[9] The exchange rate on the settlement date (June 5, 2026) was 1.1640 dollar for one euro.

As of EIB Transactions Execution Date, the corresponding amounts recognized were:

-	EIB Tranche A principal (including capitalized interest): €27.9 million,
-	EIB Tranche A accrued interests: €2.9 million,
-	EIB Tranche B principal (including capitalized interest): €23.1 million,
-	EIB Tranche B accrued interests: €2.8 million,
-	EIB loans catch-up adjustment: €5.0 million, and
-	€0.5 million resulting from the unwinding of the discount until the EIB Completion Date.

The accounting treatment of the repayment of the EIB loan is presented in Note 4.9 – Debt, Derivatives and Royalty Certificates liabilities.

(b)	Repurchase and cancellation of Legacy EIB Warrants: on June 12, 2026, the Company repurchased and cancelled all of the warrants it had issued to EIB in connection with EIB Tranche A under the Finance Contract (the “EIB Tranche A Warrants”) and 700,000 of the warrants it had issued to EIB in connection with EIB Tranche B under the Finance Contract (the “EIB Tranche B Warrants” and, together with the EIB Tranche A Warrants, the “Legacy EIB Warrants”), corresponding to approximately 22.7 million EIB underlying shares, for an aggregate repurchase price of €50.0 million.

As of December 31, 2025, the EIB Tranche A Warrants and EIB Tranche B Warrants were classified as a derivative liability measured at fair value through profit or loss, for an aggregate carrying amount of €119.4 million, of which €74.0 million were related to the repurchased and cancelled Legacy EIB Warrants. As of June 30, 2026, the fair value of the repurchased and cancelled warrants amounted to €66.3 million for EIB Tranche A Warrants and to €13.7 million for EIB Tranche B Warrants (see Note 4.9 – Debt, Derivatives and Royalty Certificates liabilities).

The fair value variation recognized in financial income during the six-months period ended June 30, 2026 amounted to €68.5 million (see Note 5.4 – Financial income and expense). This gain primarily resulted from the EIB Master Agreement, resulting in the repurchase and cancellation of the Legacy EIB Warrants for the repurchase price of €50.0 million.

The accounting treatment of the repurchase of the Legacy EIB Warrants is presented in Note 4.9 – Debt, Derivatives and Royalty Certificates liabilities.

(c)	Restructuring of the remaining EIB Tranche B Warrants (the ‘Remaining EIB Warrants’): following approval by the Company’s shareholders at the general meeting of June 30, 2026, the Company cancelled the Remaining EIB Warrants (representing 2,444,654 warrants, corresponding to approximately 15.7 million underlying shares) and issued 15,677,573 new warrants to EIB (the ‘New EIB Warrants’) on July 9, 2026. Each New EIB Warrant entitles EIB to subscribe one ordinary share and the New EIB Warrants do not bear the anti-dilution mechanism applicable to the Legacy EIB Warrants, each entitling EIB to subscribe to one ordinary share per New EIB Warrant. The New EIB Warrants were issued at a unit price of €0.01, which was paid by EIB by way of set-off against an arrangement fee of €0.01 per warrant payable by the Company to EIB under the EIB Master Agreement, resulting in no net cash proceeds from such issuance, subject to approval of the June 30, 2026 general meeting of the Company’s shareholders. The exercise price of the New EIB Warrants is set at €0.01 per New EIB Warrant. On July 9, 2026, pursuant to the EIB Master Agreement and following the authorization granted by the Company’s shareholders’ meeting held on June 30, 2026, the Chief Executive Officer of the Company approved the issuance of 15,677,573 New EIB Warrants to the EIB and the execution of a subscription agreement with the EIB governing such issuance. Upon subscription of the New EIB Warrants, the EIB irrevocably surrendered for cancellation all Remaining EIB Warrants.

The fair value variation recognized in financial expenses during the six-month period ended June 30, 2026 amounted to €40.7 million (see Note 5.4 – Financial income and expense).

As a result of the restructuring completed during the period, no derivative liability related to the Legacy EIB Warrants remained as of June 30, 2026 (see Note 4.9 – Debt, Derivatives and Royalty Certificates liabilities).

The restructuring of the Legacy EIB Warrants results in the accounting treatment presented in Note 4.9 – Debt, Derivatives and Royalty Certificates liabilities and Note 4.8 – Shareholders’ equity.

(iii)	Debt Financing Transaction

On June 2, 2026, the Company entered into a subscription agreement with funds and accounts managed by BlackRock and Claret Capital Partners (the “Lenders”) providing for the issuance of new senior secured debt instruments for an aggregate committed principal amount of up to €130.0 million, plus an additional uncommitted tranche of up to €20.0 million subject to mutual consent following FDA approval of the NDA for lanifibranor (the “Subscription Agreement”) (together, the “Debt Financing Transaction”).

The Debt Financing Transaction comprises:

●	Lenders’ Tranche A (as defined below) – €35.0 million of senior secured convertible bonds (Obligations Convertibles en Actions), drawn down on June 12, 2026;
●	Lenders’ Tranche B (as defined below) – €40.0 million of senior secured non-convertible amortized bonds, drawn down on June 12, 2026;
●	Lenders’ Tranche C – up to €55.0 million of senior secured non-convertible amortized bonds (uncommitted, drawable at the option of the Company until February 15, 2027 subject to conditions precedent);
●	Additional Lenders’ Tranche – up to €20.0 million of additional debt instruments (uncommitted, subject to mutual consent following FDA approval of the NDA for lanifibranor); and
●	Lenders’ Warrants – warrants to subscribe for ordinary shares with an aggregate notional value of up to €9.5 million (€6.75 million in respect of Lenders’ Tranches A and B and €2.75 million in respect of Lenders’ Tranche C.

A portion of the proceeds were used to refinance the EIB loans (see Note 4.9 – Debt, Derivatives and Royalty Certificates liabilities) and the remainder is intended to fund the Company’s activities and research and development programs (see Note 3.4 – Going concern).

The Subscription Agreement includes certain restrictive covenants, subject to customary exceptions, including, among other things, restrictions on the incurrence of indebtedness, the grant of security interests and guarantees, dividends and other distributions, asset disposals, mergers and restructurings, acquisitions and joint ventures. The Subscription Agreement also includes financial covenants requiring us to maintain at least €30.0 million in specified secured accounts. The obligations under the debt financing are secured by first-ranking security over specified collateral, including certain intellectual property rights, bank accounts and receivables.

The closing of the first tranche consisting of senior secured bonds (the “Convertible Bonds”), convertible into new ordinary shares (“Lenders’ Tranche A”) and the second tranche consisting of senior secured amortized bonds (“Lenders’ Tranche B”) was conditional upon the full repayment of the EIB loans and the completion of an equity financing of at least €90.0 million, which was satisfied upon the closing of the Equity Offering on June 5, 2026.

On June 12, 2026, the Company drew down the first two tranches of the Debt Financing Transaction for an aggregate principal amount of €75.0 million (net proceeds of €69.6 million):

-

Lenders’ Tranche A for €35.0 million, with annual fixed interest of 9.90%, with an interest-only period until December 31, 2028, followed by sixteen monthly instalments of principal and interest, until final maturity on April 1, 2030. The Convertible Bonds have a par value of one euro each and a conversion price equal to a premium of 40%, applied on the lower of (i) the 30-day VWAP of the Ordinary Shares on Euronext Paris immediately prior to April 30, 2026 (being €4.6681), (ii) the 30-day VWAP of the ordinary shares on Euronext Paris immediately prior to the issuance date of the Convertible Bonds, or (iii) the euro-equivalent offering price per ordinary share, represented by each ADS sold in the Equity Offering, being €3.7781. The conversion price is subject to a minimum equal to the 30-day VWAP immediately prior to the issuance date and the minimum price per the Company’s current authorizations.

Pursuant to the conversion price formula described above, the conversion price was set on June 12, 2026 at €5.2893 per ordinary share, corresponding to a conversion ratio of 0.18907 ordinary shares per Convertible Bond of €1 par value. The conversion ratio is subject to customary anti-dilution adjustments and may be adjusted pursuant to an equity-linked pricing reset mechanism.

-

Lenders’ Tranche B for €40.0 million, with annual fixed interest of 9.90%, supplemented by payment-in-kind interest of 2.10% capitalized annually, with an initial interest-only period ending on March 31, 2027 (extendable at the Company’s election to December 31, 2027 subject to (i) meeting the NATiV3 primary endpoint and (ii) the confirmation of the exercise of the third tranche warrants (the “T3 Warrants”) issued under the structured financing of up to €348.0 million announced on October 14, 2024 (the “Structured Financing”) or prior completion of an equity fundraising for at least €100 million following release of results of NATiV3, with both (i) and (ii) being met no later than February 15, 2027, and thereafter to December 31, 2028 subject to FDA approval of the NDA for lanifibranor), by no later than 15 business days prior to December 31, 2027), with final maturity on April 1, 2030.

The drawdown of the Lenders’ Tranches A and B results in the accounting treatment presented in Note 4.9 – Debt, Derivatives and Royalty Certificates liabilities.

In addition, an uncommitted tranche (“Lenders’ Tranche C”) of up to €55.0 million, with annual fixed interest of 8.90%, supplemented by payment-in-kind interest of 2.10% capitalized annually, remains available for drawdown no later than February 15, 2027, subject to certain conditions precedent: (a) the prior and full issuance of Lenders’ Tranches A and B, (b) compliance with a maximum debt-to-market capitalization ratio of 10% based on a 30-day VWAP (which market capitalization includes the ordinary shares and the pre-funded warrants issued in the Structured Financing), (c) the achievement of the primary composite endpoint of the ongoing NATiV3 trial and (d) the confirmation of the exercise of the T3 Warrants issued by the Company on May 7, 2025 of at least €100 million (the “T3 Warrants Exercise”) or prior completion of an equity fundraising of at least €100 million. Finally, the Debt Financing Transaction comprises an optional additional tranche for a maximum amount of €20 million, subject to mutual consent, following FDA approval of the NDA for lanifibranor.

As of the date of authorization of these financial statements, the conditions (b), (c) and (d), for drawdown have not been met and therefore there is no financial effect.

In connection with the Subscription Agreement, on June 12, 2026, the Company issued warrants (bons de souscription d’actions) to the Lenders (the “Lenders’ Warrants”):

●	1,624,196 Lenders’ Warrants in respect of Lenders’ Tranches A and B, exercisable upon issuance, representing an aggregate notional value of €6.75 million; and
●	661,709 Lenders’ Warrants in respect of Lenders’ Tranche C, exercisable only upon any future drawdown of Lenders’ Tranche C, representing an aggregate notional value of €2.75 million.

The issuance of Lenders’ Warrants results in the accounting treatment presented in Note 4.9 – Debt, Derivatives and Royalty Certificates liabilities.

Each Lenders’ Warrant entitles the holder to subscribe to one ordinary share of the Company. The exercise price was set at €4.1559 per ordinary share, corresponding to a 10% premium applied to the lowest of (i) the 30-day VWAP of the ordinary shares on Euronext Paris immediately prior to April 30, 2026 (€4.6681), (ii) the 30-day VWAP immediately prior to the initial closing of Lenders’ Tranches A and B, and (iii) the euro-equivalent offering price per ordinary share represented by each ADS sold in the Equity Offering (€3.7781). The exercise ratio is subject to customary anti-dilution adjustments and may also be adjusted pursuant to an equity-linked pricing reset mechanism in certain circumstances specified in the Subscription Agreement.

The Lenders’ Warrants will expire on the earlier of (i) the tenth anniversary of their issuance date and (ii) the closing of a tender offer under sections 14(d) and 14(e) of the U.S. Securities Exchange Act of 1934.